Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Share capital	Contributed surplus	Retained earnings (deficit)	Total
Balance, beginning of year at Dec. 31, 2020			$ (60)
Common shares repurchased and cancelled
Dividend on De-Spac transaction
Exercise of bond warrants
Stock based compensation
Exercise of performance warrants
Issuance of warrants
Net income (loss) and comprehensive (loss)			661,444	$ 661,444
Issuance on exercise of bond warrants		43,491
Issuance to MBSC shareholders
Issuance of shares for PIPE investment
Shares issued during year	15
Balance, end of year at Dec. 31, 2021	15	43,491	661,384
Total shareholders’ equity				704,890
Common shares repurchased and cancelled
Dividend on De-Spac transaction
Exercise of bond warrants
Stock based compensation		1,183
Exercise of performance warrants
Issuance of warrants
Net income (loss) and comprehensive (loss)			131,698	131,698
Issuance on exercise of bond warrants
Issuance to MBSC shareholders
Issuance of shares for PIPE investment
Shares issued during year
Balance, end of year at Dec. 31, 2022	15	44,674	793,082	837,771
Total shareholders’ equity				837,771
Common shares repurchased and cancelled			(41,464)
Dividend on De-Spac transaction			(59,388)
Exercise of bond warrants			4,580
Stock based compensation		9,808
Exercise of performance warrants		(1,203)	1,202
Issuance of warrants			(35,644)
Net income (loss) and comprehensive (loss)			(135,671)	(135,671)
Issuance on exercise of bond warrants	38,911	(43,491)
Issuance to MBSC shareholders	62,959
Issuance of shares for PIPE investment	56,630
Shares issued during year
Balance, end of year at Dec. 31, 2023	$ 158,515	$ 9,788	$ 526,697	695,000
Total shareholders’ equity				$ 695,000